Trade receivables (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,937	$ 7,423
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,937	7,423
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,564	7,138
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	99	134
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	130	95
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	85	37
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	45	24
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	66	53
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Provision for doubtful receivable	$ (52)	$ (58)